LEASES. (Tables)	9 Months Ended
Sep. 30, 2019
Leases [Abstract]
Schedule of operating lease liabilities

The following table summarizes the remaining maturities of the Company's operating lease liabilities, assuming all land lease extensions are taken, as of September 30, 2019 (in thousands):

Year Ended:	Equipment	Land Related
2019	$2,220	$262
2020	7,349	1,054
2021	4,364	1,077
2022	4,140	1,100
2023	3,500	1,013
2024-43	10,181	34,931
	$31,754	$39,437